Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY
16.	STOCKHOLDERS’ EQUITY

The consolidated statements of changes in equity reflect the Reverse Recapitalization as of October 15, 2020 as discussed in Note 3. Since Myjojo (Delaware) was determined to be the accounting acquirer in the Reverse Recapitalization, all periods prior to the consummation of the Transaction reflect the balances and activity of Myjojo (Delaware) (other than shares which were retroactively restated in connection with the Transaction).

Further, the Company issued awards to certain officers and all of the directors pursuant to the Tattooed Chef, Inc. 2020 Incentive Award Plan (“Director Awards”) on December 17, 2020 (see Note 17). Salvatore Galletti received 4,935 shares of common stock of the Company as part of the Director Awards. Such shares together with the shares that Salvatore Galletti received as a result of the Transaction and the release of the Holdback Shares from escrow as discussed in Note 3, allowed Salvatore Galletti to have approximately 40.0% (separate from the shares assigned to Project Lily) of the voting power of the capital stock of the Company as of December 31, 2020.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of December 31, 2020, there were 71,551,067 shares issued and outstanding.

Noncontrolling Interest

Prior to the consummation of the Transaction as discussed in Note 3, noncontrolling interest in Ittella Italy was included as a component of stockholders’ equity on the accompanying consolidated balance sheets. Noncontrolling interest in Ittella International contains a redemption feature and was included as mezzanine equity on the accompanying consolidated balance sheets (Notes 3 and 4). The share of income attributable to noncontrolling interest were included as a component of net income in the accompanying consolidation statements of income and comprehensive income prior to the Transaction.

The following schedule discloses the components of the Company’s changes in net income attributable to noncontrolling interest for the years ended December 31 (in thousands):

	2020	2019
Net income attributable to noncontrolling interest in Ittella Italy	$1,192	$351
Net income attributable to noncontrolling interest in Ittella International	283	731
Increase in noncontrolling interest due to foreign currency translation	84	7

Change in net comprehensive income attributable to noncontrolling interest	$1,559	$1,089

As discussed in Notes 3 and 4, all noncontrolling interest were converted into Myjojo (Delaware)’s common shares which were subsequently exchanged for the Company’s common shares in the Transaction.

Warrants

In connection with Forum’s IPO and issuance of Private Placement Units in August 2018, Forum issued Units consisting of Class A Common Stock with attached warrants as follows:

1.	Public Warrants – Forum issued 20,000,000 Units at a price of $10.00 per Unit, each Unit consisting of one share of Class A Common Stock of Forum and one redeemable warrant.

2.	Private Placement Warrants – Forum issued 655,000 Private Placement Units, each consisting of one share of Class A Common Stock and one warrant to the Sponsor and to Jefferies and EarlyBirdCapital, Inc. in a private placement.

Each Public Warrant and Private Placement Warrant (together, the “Warrants”) entitles the holder to purchase one share of Common Stock at an exercise price of $11.50.

The Public Warrants contain a redemption feature that provides the Company the option to call the Public Warrants for redemption 30 days after notice to the holder when any of conditions described in the following paragraph is met, and to require that any Public Warrant holder who desires to exercise his, her or its Public Warrant prior to the redemption date do so on a “cashless basis,” by converting each Public Warrant for an equivalent number of shares of Common Stock, determined by dividing (i) the product of the number of shares of Common Stock underlying the Warrants, multiplied by the difference between the Warrant Price and the “Fair Market Value”, and (ii) the Fair Market Value (defined as the average last sale price of the Common Stock for the ten trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of the Public Warrants).

The Public Warrants become exercisable upon occurrence of certain events (trigger events), including the completion of the Transaction (Note 3). Once the Public Warrants become exercisable, the Company may redeem the Public Warrants in whole, at a price of $0.01 per warrant within 30 days after a written notice of redemption, and if and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the holder. See Note 22.

The Private Placement Warrants are identical to the Public Warrants, except that so long as they are held by the Sponsor or Underwriter or any of their Permitted Transferees, the Private Placement Warrants: (i) may be exercised for cash or on a cashless basis; (ii) may not be transferred, assigned, or sold 30 days after the completion of a defined Business Combination except to a Permitted Transferee who enters into a written agreement with the Company agreeing to be bound by the transfer restrictions, and (iii) are not redeemable by the Company.

A Warrant may be exercised only during the “Exercise Period” commencing on the later of: (i) the date that is 30 days after the first date on which Forum completes its initial business combination; or (ii) 12 months from the date of the closing of the IPO, and terminating on the earlier to occur (x) five years after Forum completes its initial business combination; (y) the liquidation of the Company or (z) other than with respect to the Private Placement Warrant, the Redemption Date (as that term is defined in the Warrant Agreement), subject to any applicable conditions as set forth in the Warrant Agreement. The Company in its sole discretion may extend the duration of the Warrants by delaying the expiration date, provided it give at least 20 days prior written notice of any such extension to the registered holders of the Warrants.

As discussed in Note 3, Forum completed a business combination, which is one of the trigger events for exercisability of the Warrants.

Warrant activity is as follows:

Warrant Shares
Issued and outstanding as of October 15, 2020	20,655,000
Exercised	(5,787,739)
Cancelled and forfeited	-
Issued and outstanding as of December 31, 2020	14,867,261

The Warrants are considered freestanding equity-classified instruments due to their detachable and separately exercisable features. Accordingly, the Warrants are presented as a component of Stockholders’ Equity in accordance with ASC 815-40-25.

The Company did not receive payment from the transfer agent for 1,177,602 warrants of the 5,793,611 warrants exercised during the period ended December 31, 2020, and accordingly a Warrant Receivable of $13.54 million is recognized as part of Prepaid Expenses and Other Current Assets on the consolidated balance sheets.

Appropriated Retained Earnings

In accordance with Italian Company law, the Company’s subsidiary Ittella Italy maintains an appropriated retained earnings account for 5% of the total profit for the prior year until the appropriated retained earnings balance reaches 20% of share capital.

The appropriated retained earnings amount included in retained earnings was $0.07 million and $0 as of December 31, 2020 and 2019, respectively.